UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2012

Date of reporting period:	10/31/2011

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL MUNI HIGH INCOME FUND

SEMIANNUAL REPORT • OCTOBER 31, 2011

Fund Type

Municipal bond

Objective

Maximum amount of income that is eligible for exclusion from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

December 15, 2011

Dear Shareholder:

After leading Prudential Investments for the past eight years, I have decided to retire at the end of 2011 from my positions as President of Prudential Investments and President and Trustee of the Prudential Muni High Income Fund (the Fund). Effective January 1, 2012, I will become Chairman of Prudential Investments and act as an advisor to the business during 2012 to help facilitate a smooth transition to my successor, Stuart Parker.

Stuart, who will become President of Prudential Investments and President and Trustee of the Fund on January 1, 2012, previously served as the Executive Vice President of Retail Mutual Fund Distribution at Prudential Investments. With more than 20 years of investment industry experience, Stuart brings a deep understanding of the needs and challenges facing today’s investors.

We hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers.

Finally, I’ve been privileged to have had the opportunity to help you address your investment needs, and I thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Muni High Income Fund

Prudential Muni High Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.91%; Class B, 1.11%; Class C, 1.61%; Class Z, 0.61%. Net operating expenses: Class A, 0.86%; Class B, 1.11%; Class C, 1.61%; Class Z, 0.61%, after contractual reduction through 8/31/2012 for Class A.

Cumulative Total Returns (Without Sales Charges) as of 10/31/11
	Six Months	One Year	Five Years	Ten Years
Class A	6.78%	2.20%	17.68%	56.75%
Class B	6.54	1.97	16.26	52.91
Class C	6.27	1.45	14.54	48.80
Class Z	6.93	2.46	19.27	60.89
Barclays Capital Muni Bond Index	5.56	3.78	26.44	61.78
Barclays Capital Non-Investment-Grade Muni Bond Index	6.74	3.36	11.76	68.81
Lipper Average	7.30	1.65	7.69	45.66

Average Annual Total Returns (With Sales Charges) as of 9/30/11
		One Year	Five Years	Ten Years
Class A		–0.96%	2.69%	4.29%
Class B		–1.97	3.15	4.47
Class C		1.42	3.00	4.18
Class Z		3.32	3.81	4.99
Barclays Capital Muni Bond Index		3.88	5.01	5.09
Barclays Capital Non-Investment-Grade Muni Bond Index		4.18	2.48	5.37
Lipper Average		2.30	1.65	3.91

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00%, respectively. Under certain limited circumstances, an exchange may be made from Class A, Class B, or Class C to Class Z shares of the Fund. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a 12b-1 fee or a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Barclays Capital Municipal (Muni) Bond Index

The Barclays Capital Municipal (Muni) Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Barclays Capital Non-Investment-Grade Municipal (Muni) Bond Index

The Barclays Capital Non-Investment-Grade Municipal (Muni) Bond Index is an unmanaged index of non-rated or Ba1- or below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed. The bonds in this index must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must also be dated after December 31, 1990, and be at least one year from their maturity date. The inception date of the Barclays Capital Non-Investment-Grade Muni Bond Index is October 1995.

Lipper High Yield Municipal Debt Funds Average

The Lipper High Yield Municipal Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Yield Municipal Debt Funds category for the periods noted. Funds in the Lipper Average invest at least 50% of their assets in lower-rated municipal debt issues.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distribution and Yields as of 10/31/11
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent Yield* at Tax Rates of
			33%	35%
Class A	$0.24	4.62%	6.90%	7.11%
Class B	0.23	4.55	6.79	7.00
Class C	0.21	4.04	6.03	6.22
Class Z	0.25	5.07	7.57	7.80

*Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Prudential Muni High Income Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 10/31/11
Dallas (TX) Performing Arts Cultural Facs. Corp. Cultural, Var., Dallas Arts Ctr. Fdtn., Ser. B, F.R.D.D., 0.140%, 09/01/41	1.4%
Foothill/Eastern (CA) Trans. Corridor Agy. Toll Rd. Rev., Convertible C.A.B.S., Converted to Fixed on 07/15/09, 5.875%, 01/15/28	1.1
New Jersey (NJ) Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., Spec. Facs. Rev., A.M.T., 6.250%, 09/15/29	1.1
Metro. Pier & Expo. (IL) Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, NATL, 5.250%, 06/15/42	1.0
Lower Colorado (TX) Riv. Auth. Rev., Rfdg. & Impt., Ser. A, (Prerefunded 05/15/15), 7.250%, 05/15/37	1.0

Holdings are subject to change.

Credit Quality* expressed as a percentage of net assets as of 10/31/11
Aaa	0.2%
Aa	5.9
A	27.5
Baa	32.0
Ba	5.5
B	8.8
Caa	2.2
Less than Caa	0.4
Not Rated	17.3
Total Investments	99.8
Other assets in excess of liabilities	0.2
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2011, at the beginning of the period, and held through the six-month period ended October 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Muni High Income Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Muni High Income Fund		Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,067.80	0.86%	$4.47
	Hypothetical	$1,000.00	$1,020.81	0.86%	$4.37

Class B	Actual	$1,000.00	$1,065.40	1.11%	$5.76
	Hypothetical	$1,000.00	$1,019.56	1.11%	$5.63

Class C	Actual	$1,000.00	$1,062.70	1.61%	$8.35
	Hypothetical	$1,000.00	$1,017.04	1.61%	$8.16

Class Z	Actual	$1,000.00	$1,069.30	0.61%	$3.17
	Hypothetical	$1,000.00	$1,022.07	0.61%	$3.10

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2011, and divided by the 366 days in the Fund’s fiscal year ending April 30, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of October 31, 2011 (Unaudited)

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 97.5%

Alabama 0.7%
Cullman Cnty. Healthcare Auth., Cullman Reg. Med. Ctr., Ser. A	Ba1	7.000%	02/01/36	$1,000	$996,380
Selma Indl. Dev. Brd. Rev., Gulf Opportunity Zone, Intl. Paper Co., Ser. A	Baa3	5.800	05/01/34	1,000	1,021,310
Ser. A	BBB(b)	6.250	11/01/33	1,750	1,852,130

					3,869,820

Arizona 2.5%
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co., Ser. B	Baa2	7.250	04/01/40	1,500	1,709,910
Pima Cnty. Indl. Dev. Auth. Rev., Ed. Fac.-P.L.C. Charter Sch. Proj.	NR	6.750	04/01/36	1,500	1,310,805
Tucson Elec. Pwr. Co.	Baa3	5.750	09/01/29	3,500	3,577,945
Tucson Elec. Pwr. Co., San Juan, Ser. A	Baa3	4.950	10/01/20	1,000	1,011,820
Tucson Elec. Pwr. Co., Ser. A	Baa3	5.250	10/01/40	1,000	945,330
Pinal Cnty. Indl. Dev. Auth., Correct. Facs. Rev., Florence West Prison Proj., Ser. A, A.C.A.	BBB(b)	5.250	10/01/19	3,135	3,165,942
Salt Verde Finl. Corp. Gas. Rev., Sr.	A3	5.000	12/01/32	3,000	2,761,260

					14,483,012

California 12.1%
ABAG Fin. Auth. for Nonprofit Corp., Rfdg. Episcopal Senior Community	BBB+(b)	6.125	07/01/41	775	767,079
California Cnty. Tob. Sec. Agcy., Tob. Conv. Bonds Asset Bkd., Ser. B	NR	5.100	06/01/28	1,750	1,411,935
California Hlth. Facs. Fing. Auth. Rev.,
Childrens Hosp., Ser. A	A(b)	5.250	11/01/41	2,000	1,964,420
Rfdg. Stanford Hosp., Ser. A-3	Aa3	5.500	11/15/40	750	794,483
St. Joseph Hlth. Sys., Ser. A	A1	5.750	07/01/39	1,770	1,843,260
California Muni. Fin. Auth. Rev., Eisenhower Med. Ctr., Ser. A	Baa2	5.750	07/01/40	500	486,275
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250	08/01/40	500	487,645

See Notes to Financial Statements.

Prudential Muni High Income Fund	7

Portfolio of Investments

as of October 31, 2011 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
California St.,
GO	A1	6.000%	04/01/38	$3,500	$3,874,290
Var. Purp., GO	A1	5.500	11/01/39	1,000	1,046,050
Var. Purp., GO	A1	6.000	11/01/39	1,500	1,670,010
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. G-1	A2	5.750	10/01/30	750	787,868
Ser. I-1	A2	6.375	11/01/34	750	824,317
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth. Oblig. Grp.	A+(b)	5.000	11/01/40	800	782,032
John Muir Hlth.	A1	5.125	07/01/39	500	490,895
Sch. Fac., Aspire Pub. Sch.	NR	6.000	07/01/30	1,000	1,001,630
Sr. Living Southn. Calif. Presbyterian Homes	BBB(b)	7.250	11/15/41	500	538,725
Capistrano Unif. Sch. Dist. Cmnty. Facs., Rev., Talega Cmnty. Facs. Dist. #90-2	NR	6.000	09/01/33	1,000	1,004,200
Chico Redev. Agcy. Tax Alloc. Chico Amended & Merged Redev., A.M.B.A.C.	Baa1	5.000	04/01/30	2,000	1,839,400
Foothill/Eastern Trans. Corridor Agy. Toll Rd. Rev., Convertible C.A.B.S., Converted to Fixed on 07/15/09	Baa3	5.875	01/15/28	6,700	6,650,956
Golden St. Tob. Secur. Corp. Tob. Settlement Rev., Asset Bkd., Ser. A	A2	5.000	06/01/45	1,000	930,950
Asset Bkd., Sr., Ser. A-1	B3	5.750	06/01/47	6,515	4,690,735
Lake Elsinore Spl. Tax Cmnty. Facs., Dist.-2-Area A-A	NR	5.450	09/01/36	1,500	1,328,190
Lincoln Pub. Fing. Auth. Rev., Twelve Bridges, Impvt. Bond Act 1915	NR	6.200	09/02/25	3,330	3,330,999
Twelve Bridges, Sub. Ser. B	NR	6.000	09/02/27	1,000	976,950
Los Angeles Regional Arpts. Impt. Corp. Lse. Rev., American Airlines, Inc., A.M.T.	Caa2	7.500	12/01/24	3,000	2,756,220
Rfdg. Facs. Sublease Intl. Arpt.	NR	6.350	11/01/25	2,000	2,000,000

See Notes to Financial Statements.

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Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
M-S-R Energy Auth. Calif., Ser. A	A(b)	6.500%	11/01/39	$2,000	$2,252,980
Ser. A	A(b)	7.000	11/01/34	1,650	1,958,748
Ser. B	A(b)	6.500	11/01/39	2,000	2,252,980
Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2, The Oaks Impt. Area, Ser. A	NR	5.900	09/01/27	1,000	976,800
Palomar Pomerado Healthcare Dist. Ctfs. Part.	Baa3	6.000	11/01/41	1,800	1,695,384
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01- 2, Avalon, Ser. A	NR	6.250	09/01/23	3,000	3,056,430
Port of Oakland, Rdfg. Amt., Ser. O	A2	5.125	05/01/31	1,000	989,670
Rancho Cordova Cmnty. Facs. Dist., Tax No. 2003-1,
Sunridge Anatolia	NR	6.000	09/01/33	1,000	956,580
Sunridge Anatolia	NR	6.100	09/01/37	1,980	1,902,800
Riverside Cnty. Calif. Redev. Agy. Tax. Alloc. Intst. 215 Corridor, Ser. E	Baa2	6.500	10/01/40	2,000	2,087,780
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys.	Ba2	7.500	12/01/41	1,000	1,017,570
Cmnty. Mem. Hlth. Sys.	Ba2	8.000	12/01/26	500	552,460
San Francisco City & Cnty. Arpts. Rfdg. Amt. Second, Ser. C	A1	5.000	05/01/25	1,000	1,037,520
Saugus Unif. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 2002-1	NR	6.000	09/01/33	1,800	1,778,256
South Bayside Wste. Mgmt. Auth. Calif. Solid Wste. Enterprise Shoreway Environmental, Ser. A	A3	6.000	09/01/36	500	521,505
Tustin Cnty. Redev. Agy. Tax Alloc. MCAS Tustin Redev. Proj. Area	A(b)	5.000	09/01/40	1,000	918,580
Vernon California Elec. Sys. Rev., Ser. A	A3	5.125	08/01/21	1,500	1,486,830
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR	5.300	09/01/36	1,000	780,040

					70,502,427

See Notes to Financial Statements.

Prudential Muni High Income Fund	9

Portfolio of Investments

as of October 31, 2011 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Colorado 1.8%
Colorado Hlth. Facs. Auth. Rev.,
Christian Living Cmntys. Proj., Ser. A	NR	5.750%	01/01/37	$1,500	$1,380,465
Hosp. Valley View Assn. Proj.	BBB+(b)	5.250	05/15/42	2,500	2,251,650
Valley View Assn. Proj.	BBB+(b)	5.125	05/15/37	1,240	1,115,479
Colorado St. Hlth. Facs. Auth. Rev., Catholic Hlth., Ser. A	Aa2	5.000	02/01/41	2,000	1,987,680
Colorado Springs Memorial Hosp. Rev., Unrefunded balance	A3	6.375	12/15/30	1,260	1,260,529
E-470 Pub. Hwy. Auth. Rev., Ser. C	Baa2	5.375	09/01/26	1,000	980,410
Pub. Auth. Energy Nat. Gas Pur. Rev.	Baa1	6.500	11/15/38	1,500	1,631,565

					10,607,778

Connecticut 1.6%
Connecticut St. Dev. Auth. Rev.,
Rfdg., Conn. Lt. & Pwr. Co. Proj., Ser. A	A2	4.375	09/01/28	2,000	2,001,480
Solid Wste. Disp. Facs., PSEG Pwr. LLC Proj., Ser. A, A.M.T.	Baa1	5.750	11/01/37	1,600	1,601,536
Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
Hartfort Hlth. Care., Ser. A	A2	5.000	07/01/41	1,250	1,236,563
Western Conn. Hlth., Ser. M	A(b)	5.375	07/01/41	1,250	1,291,300
Hamden Fac. Rev., Whitney Ctr. Proj., Ser. A	NR	7.750	01/01/43	1,000	1,038,360
Harbor Point Infrastructure Impt. Dist. Spl. Oblig. Rev., Harbor Point Proj., Ser. A	NR	7.875	04/01/39	2,000	2,121,840

					9,291,079

Delaware 0.2%
Delaware St. Hlth. Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	Ba3	5.000	06/01/30	2,000	1,416,920

District of Columbia 0.7%
Dist. of Columbia Rev.,
Assn. Amern. Med. Colleges, Ser. B	A+(b)	5.000	10/01/41	2,500	2,398,825
Gallaudet Univ.	A2	5.500	04/01/34	400	420,996

See Notes to Financial Statements.

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Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

District of Columbia (cont’d.)
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, A.M.T.	Aa3	5.250%	10/01/27	$1,500	$1,570,710

					4,390,531

Florida 5.8%
Capital Tr. Agy. Rev. Rfdg., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A	Baa3	5.350	07/01/29	2,500	2,380,975
Citizens Ppty. Ins. Corp., Sr. Secd.,
Coastal, Ser. A-1	A2	5.000	06/01/19	1,250	1,337,612
High Act	A2	6.000	06/01/16	1,500	1,684,545
Florida Dev. Fin. Corp. Edl. Facs. Rev., Renaissance Charter Sch., Ser. A	NR	6.000	09/15/40	1,750	1,627,885
Greater Orlando Aviation Auth., Orlando Arpt. Fac. Rev.,
Spl. Purp. - Jetblue Airways Corp., A.M.T.	NR	6.375	11/15/26	3,000	2,851,230
Spl. Purp. - Jetblue Airways Corp., A.M.T.	NR	6.500	11/15/36	2,000	1,880,340
Highlands Cmnty. Dev. Spl. Assmt. (original cost $400,000; purchased 10/06/05)(d)(e)(f)	NR	5.550	05/01/36	400	205,812
Hillsborough Cnty. Indl. Dev. Auth. Rev.,
Hlth. Facs., Univ. Cmnty. Hosp., Ser. B (Prerefunded 08/15/19)(g)	Baa3	8.000	08/15/32	1,000	1,396,380
Tampa Electric	Baa1	5.650	05/15/18	1,000	1,140,470
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.	NR	5.750	05/01/36	1,860	1,014,035
Jacksonville Econ. Dev., Gerdau Ameristeel U.S., Inc., A.M.T.	Ba1	5.300	05/01/37	3,000	2,650,740
Miami Beach Hlth. Facs. Auth. Hosp. Rev., Mount Sinai Med. Ctr., Ser. A	Baa3	6.700	11/15/19	1,000	1,010,890
North Sumter Cnty. Util. Dependent Dist. Util. Rev.	BBB(b)	5.750	10/01/43	1,500	1,522,905

See Notes to Financial Statements.

Prudential Muni High Income Fund	11

Portfolio of Investments

as of October 31, 2011 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
St. Johns Cnty. Fla. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A	NR	6.000%	08/01/45	$1,000	$1,008,010
St. Petersburg Hlth. Facs. Auth. Rev., All Childrens Hosp.	A1	6.500	11/15/39	1,500	1,638,075
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	A1	5.625	07/01/39	1,000	1,018,290
Seminole Tribe Rev., 144A,
Gaming Div., Tribal Eco. Dev. Bds., Ser. 2010A	Ba1	5.125	10/01/17	1,500	1,455,360
Spl. Oblig., Ser. A	Ba2	5.500	10/01/24	1,000	946,850
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp.	A2	5.250	10/01/34	1,250	1,241,700
South Lake Hosp., Ser. A	Baa2	6.250	04/01/39	1,910	1,940,407
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt. Rev., Rfdg., Phase II	NR	6.125	05/01/39	2,775	2,792,344
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev.	NR	7.000	05/01/41	1,000	1,053,560

					33,798,415

Georgia 1.4%
Atlanta Arpt. Rev., Rfdg., Gen., Ser. B, A.M.T.	A1	5.000	01/01/30	500	501,425
Burke Cnty. Dev. Auth. Poll. Rev., Oglethorpe Pwr. - Vogtle Proj., Ser. B	Baa1	5.500	01/01/33	1,000	1,037,990
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A	CCC+(b)	8.750	06/01/29	2,000	2,312,260
Ser. B, A.M.T.	CCC+(b)	9.000	06/01/35	1,000	1,074,700
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR	6.125	02/15/34	1,200	1,077,492
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aa2	6.150	02/01/20	1,000	1,231,110
Marietta Development Auth. Rev., Life Univ.	Ba3	7.000	06/15/39	1,000	976,040

					8,211,017

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Guam 0.2%
Guam Govt., Ser. A	B+(b)	7.000%	11/15/39	$1,000	$1,036,200

Hawaii 0.6%
Hawaii Pac. Hlth. Rev.,
Spl. Purp.	A3	5.750	07/01/40	500	506,420
Spl. Purp. Ser. B	A3	5.500	07/01/40	1,000	978,740
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev.,
15 Craigside Proj.	NR	9.000	11/15/44	1,000	1,140,460
Hawaiian Elec. Co.	Baa1	6.500	07/01/39	1,000	1,067,380

					3,693,000

Idaho 0.4%
Idaho Hlth. Facs. Auth. Rev., St. Lukes Hlth. Sys. Proj., Ser. A	A2	6.750	11/01/37	1,000	1,106,650
Idaho Hsg. & Fin. Assn. Rev., North Star Charter Sch. Proj.	BB(b)	9.500	07/01/39	1,000	1,048,980

					2,155,630

Illinois 7.7%
Chicago O’Hare Intl. Arpt. Rev., Gen.-Third Lien, Ser. C	A1	6.500	01/01/41	1,000	1,150,420
Illinois Fin. Auth. Rev.,
American Water Cap. Corp. Proj.	Baa2	5.250	10/01/39	3,150	3,086,559
Cent. Dupage Health, Ser. B	AA(b)	5.500	11/01/39	1,500	1,552,950
Chrt. Sch. Rev. Rfdg., UNO Sch.	BBB-(b)	6.875	10/01/31	2,500	2,509,050
Friendship Vlg. Schaumburg, Ser. A	NR	5.625	02/15/37	1,000	814,230
Illinois Inst. of Technology, Ser. A	Baa3	5.000	04/01/31	2,500	1,884,725
Illinois Inst. of Technology, Ser. A	Baa3	5.000	04/01/36	5,000	3,609,150
Little Co. Mary Hosp. & Hlth.	A+(b)	5.375	08/15/40	1,500	1,419,150
Navistar Intl. Recovery Zone Fac., Gty. Agmt. - Navistar, Inc.	B1	6.500	10/15/40	1,000	1,031,630
NorthWestern Mem. Hosp., Ser. A	Aa2	6.000	08/15/39	1,500	1,642,215
Provena Hlth., Ser. A	Baa1	6.000	05/01/28	1,500	1,524,930
Provena Hlth., Ser. A	Baa1	7.750	08/15/34	1,000	1,109,460
Rush Univ. Med. Ctr. Oblig. Grp., Ser. A	A2	7.250	11/01/38	3,405	3,741,142
Rush Univ. Med. Ctr., Ser. C	A2	6.625	11/01/39	1,000	1,065,220

See Notes to Financial Statements.

Prudential Muni High Income Fund	13

Portfolio of Investments

as of October 31, 2011 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Silver Cross & Med. Ctrs.	BBB(b)	7.000%	08/15/44	$3,000	$3,144,240
Student Hsg., Rfdg. Edl. Advancement Fd., Inc., Ser. B	Baa3	5.000	05/01/30	5,000	4,597,700
Swedish Covenant, Ser. A	BBB+(b)	6.000	08/15/38	1,500	1,516,410
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, NATL	A2	5.250	06/15/42	6,000	6,007,020
Railsplitter Tob. Settlement Auth. Rev.	A-(b)	6.000	06/01/28	2,250	2,339,595
Round Lake Rev., Lakewood Spl. Tax #1 (Prerefunded 03/01/13)(g)	NR	6.700	03/01/33	1,000	1,092,310

					44,838,106

Indiana 2.1%
Indiana Hlth. & Edl. Fac. Fin. Auth. Hosp. Rev.,
Cmnty. Foundation Northwest Ind.	BBB+(b)	5.500	03/01/37	2,000	1,959,680
Cmnty. Foundation Northwest Ind., Ser. A	BBB+(b)	6.000	03/01/34	3,000	3,061,890
Indiana St. Fin. Auth. Rev.,
Drexel Fndtn. Edl. Facs. Proj., Ser. A	BBB-(b)	7.000	10/01/39	1,000	1,015,670
Env. Facs., Duke Energy Ind., Ser. B	A(b)	6.000	08/01/39	1,000	1,096,460
Rfdg. Impt., U.S. Steel Corp.	B1	6.000	12/01/26	1,000	981,960
Indiana St. Hsg. Fin. Auth. Single Fam. Mtge. Rev., Ser. B2, A.M.T., G.N.M.A., F.N.M.A.	Aaa	4.000	01/01/34	180	179,273
Indianapolis Ind. Loc. Pub. Impt. Bd. Bk. Wtrwks. Proj., Ser. A	A2	5.750	01/01/38	1,000	1,083,420
Vigo Cnty. Hosp. Auth. Rev.,
Union Hosp., Inc.	NR	5.800	09/01/47	1,500	1,358,835
Union Hosp., Inc.	NR	7.750	09/01/31	1,500	1,598,550

					12,335,738

Iowa 0.3%
Altoona Urban Renewal Tax Rev., Annual Appr.	BBB+(b)	6.000	06/01/43	1,000	1,014,580
Ames. Hosp., Mary Greely. Med. Ctr.	A2	5.250	06/15/36	1,000	995,830

					2,010,410

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Kansas 0.5%
Kansas St. Dev. Fin. Auth. Hosp. Rev.,
Adventist Hlth.	Aa3	5.750%	11/15/38	$1,000	$1,079,320
KU Hlth. Sys., Ser. H	A+(b)	5.125	03/01/39	500	500,130
Wyandotte Cnty. Kans. City Unified Govt. Spl. Oblig. Rev., Cap. Apprec. Sales Tax-Sub. Lien, Ser. B	NR	6.880(h)	06/01/21	2,500	1,497,900

					3,077,350

Kentucky 1.0%
Kentucky Economic Dev. Fin. Auth. Rev.,
Hosp. Facs., Owensboro Med. Health Sys.	Baa2	6.375	06/01/40	3,500	3,655,995
Masonic Home Indpt. Living	NR	5.750	05/15/17	1,250	1,250,413
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj.,
Ser. A	Baa2	6.250	06/01/39	500	527,405
Ser. B	Baa2	5.625	09/01/39	500	503,575

					5,937,388

Louisiana 2.1%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev.,
Westlake Chem. Corp., Ser. A-2	Baa3	6.500	11/01/35	1,000	1,044,630
Woman’s Hosp. Foundation, Ser. A	A3	6.000	10/01/44	2,000	2,019,120
Louisiana Pub. Facs. Auth. Rev., Franciscan Missionaries Hosp.	A2	6.750	07/01/39	2,000	2,185,840
Louisiana St. Citizens Ppty. Ins. Assmt. Rev., Ser. C, A.G.C.	Aa3	6.750	06/01/26	2,000	2,294,920
Tobacco Settlement Fing. Corp. Rev., Asset Bkd.,
Ser. 2001B	A1	5.500	05/15/30	1,050	1,051,134
Ser. 2001B	A3	5.875	05/15/39	4,000	4,001,800

					12,597,444

See Notes to Financial Statements.

Prudential Muni High Income Fund	15

Portfolio of Investments

as of October 31, 2011 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Maine 0.4%
Maine Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Center	Baa3	7.500%	07/01/32	$2,000	$2,188,220

Maryland 1.5%
Cnty. of Anne Arundel Spl. Oblig., Vlg. South Waugh Chapel Proj., Tax Alloc.	NR	6.250	07/01/40	2,000	2,007,740
Cnty. of Frederick Spl. Oblig., Sub. Urbana Cmnty. Dev. Auth., Ser. B	NR	5.500	07/01/40	2,860	2,710,022
Maryland Econ. Dev. Corp., Potomac Elect. Pwr. Co.	A3	6.200	09/01/22	1,000	1,173,950
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev.,
Lifebridge Hlth.	A2	6.000	07/01/41	600	638,874
Rfdg., Charlestown Cmnty.	NR	6.250	01/01/41	1,500	1,559,205
Maryland St. Indl. Dev. Fin. Auth. Rev., Rfdg. Synagro Baltimore, Ser. A, A.M.T.	NR	5.250	12/01/13	700	720,692

					8,810,483

Massachusetts 2.6%
Massachusetts St. Coll. Bldg., Auth. Rev., Proj. & Rfdg. Bonds, Ser. A	Aa1	7.500	05/01/14	1,750	1,907,238
Massachusetts St. Dev. Fin. Agcy. Rev.,
Alliance Hlth., Ser. A	NR	7.100	07/01/32	3,730	3,257,521
Carleton Willard Vlg.	A-(b)	5.625	12/01/30	400	406,072
Groves in Lincoln-Deacone, Sr. Living Fac. Rev., Ser. B1	NR	7.250	06/01/16	1,000	1,000,260
Linden Ponds, Inc. Fac. Ser. A-1	NR	6.250	11/15/46	709	502,263
Linden Ponds, Inc. Fac. Ser. A-2	NR	5.500	11/15/46	38	22,770
Linden Ponds, Inc. Fac. Ser. B	NR	14.290(h)	11/15/56	187	910
Solid Wst. Disp. Rev., Dominion Energy Brayton (Mandatory put date 05/01/19)	Baa2	5.750	12/01/42	1,000	1,131,380
Tufts Med. Ctr., Ser. I	BBB(b)	7.250	01/01/32	2,000	2,214,220

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Massachusetts (cont’d.)
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Lowell Gen. Hosp., Ser. C	Baa1	5.125%	07/01/35	$2,000	$1,787,100
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., NATL	A3	5.000	07/01/32	3,000	2,965,530

					15,195,264

Michigan 3.7%
Detroit Mich. Distr. St. Aid, GO	Aa3	5.250	11/01/35	500	516,290
Detroit Mich. Sewer Disp. Rev., Sr. Lien, Ser. B, A.G.M.	Aa3	7.500	07/01/33	1,000	1,185,490
Kent Hosp. Fin. Auth. Rev., Metro. Hosp. Proj., Ser. A	BB+(b)	6.250	07/01/40	3,000	2,870,880
Michigan Fin. Auth. Ltd. Oblig. Rev., Pub. Sch. Academy, Old Redford, Ser. A	BBB-(b)	6.500	12/01/40	745	673,443
Michigan Pub. Edl. Facs. Auth. Rev., Rfdg. Ltd. Oblig.-Black River Sch.	NR	5.800	09/01/30	1,250	1,047,250
Michigan St. Bldg. Auth. Rev., Rfdg., Facs. Proj., Ser. I-A	Aa3	5.375	10/15/41	750	802,800
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Hlth.	A1	5.750	11/15/39	1,000	1,021,900
McLaren Healthcare Corp.	Aa3	5.750	05/15/38	1,500	1,556,130
Michigan Strategic Fund Rev., Rdfg.,
Detroit Ed., Rmkt.	A2	5.625	07/01/20	1,000	1,142,360
Dow Chemical, Ser. A-1, A.M.T. (Mandatory put date 06/02/14)	A-2	6.750	12/01/28	1,000	1,114,420
Dow Chemical, Ser. B-1	A-2	6.250	06/01/14	1,000	1,105,020
Solid Wste. Disp. Wste. Mgmt., Inc., A.M.T.	BBB(b)	4.500	12/01/13	1,000	1,053,540
Royal Oak Mich. Hosp. Fin. Auth. Hosp. Rev.,
William Beaumont Hosp.	A1	8.250	09/01/39	2,150	2,550,029
William Beaumont Hosp., Ser. W	A1	6.000	08/01/39	1,000	1,034,930
Summit Academy Rev., Rfdg.,
North Pub. Sch., Academy	BB+(b)	5.500	11/01/30	1,500	1,197,465
Pub. Sch., Academy	BB+(b)	6.250	11/01/25	2,060	1,887,475

See Notes to Financial Statements.

Prudential Muni High Income Fund	17

Portfolio of Investments

as of October 31, 2011 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Michigan (cont’d.)
Wayne Charter Cnty. Mich. Bldg. Impt., Ser. A, GO	A3	6.750%	11/01/39	$990	$1,059,161

					21,818,583

Minnesota 0.2%
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Proj.	Ba1	6.000	11/15/35	1,000	961,870

Mississippi 0.2%
Warren Cnty. Gulf Opportunity Zone, Intl. Paper, Ser. A	BBB(b)	6.500	09/01/32	1,000	1,070,730

Missouri 0.4%
Manchester Tax Increment & Transn. Rev., Rfdg. Hwy. 141, Manchester Rd. Proj.	NR	6.875	11/01/39	1,500	1,531,860
Missouri St. Hlth & Ed. Facs., Lutheran Senior Services	NR	6.000	02/01/41	1,000	999,890

					2,531,750

Nevada 0.7%
Clark Cnty. Arpt. Rev., Jet Aviation Fuel Tax,
Ser. C, A.M.B.A.C., A.M.T.	A1	5.375	07/01/16	1,000	1,043,600
Ser. C, A.M.B.A.C., A.M.T.	A1	5.375	07/01/17	1,000	1,039,030
Clark Cnty. Impvt. Dist. Rev., Impvt. Dist. No. 142, Loc. Impvt.	NR	6.100	08/01/18	1,840	1,897,592

					3,980,222

New Hampshire 0.2%
New Hampshire St. Business Fin. Auth. Poll. Ctrl. Rev., United Illuminating Co. Proj., A.M.T. (Mandatory put date 02/01/12)	Baa2	7.125	07/01/27	1,000	1,014,450

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

New Jersey 7.5%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	NR	5.625%	01/01/38	$1,000	$843,250
New Jersey Econ. Dev. Auth. Rev.,
Cigarrete Tax	Baa3	5.500	06/15/24	1,000	983,870
Cigarette Tax	Baa3	5.625	06/15/19	505	505,162
Cigarette Tax	Baa3	5.750	06/15/34	750	707,445
Continental Airlines, Inc., A.M.T.	B3	6.400	09/15/23	2,000	1,952,800
Continental Airlines, Inc. Proj., Spec. Facs. Rev., A.M.T.	B3	6.250	09/15/29	6,530	6,173,919
Cranes Mill Proj. First Mtge., Ser. A	NR	5.875	07/01/28	1,000	988,400
Gloucester Marine, Ser. B, A.M.T.	NR	6.875	01/01/37	3,000	2,733,840
New Jersey Healthcare Facs. Fin. Auth. Rev.,
AHS Hosp. Corp.	A1	6.000	07/01/41	500	545,935
Rfdg. Barnabas Hlth. Ser. A	Baa2	5.625	07/01/37	1,000	992,530
Rfdg., Holy Name Med. Ctr.	Baa2	5.000	07/01/25	1,625	1,530,392
St. Josephs Healthcare Sys.	Ba1	6.625	07/01/38	3,000	2,994,060
Virtua Hlth.	A(b)	5.750	07/01/33	2,000	2,108,720
New Jersey St. Ed. Facs. Auth. UMDNJ Rfdg., Univ. Med. & Dentistry, Ser. B	Baa1	7.500	12/01/32	1,000	1,162,290
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.15% on 01/01/15)	A3	4.850(h)	01/01/35	4,000	3,470,000
New Jersey St. Transn. Tr. Fd. Sys. Auth., Ser. A	A1	5.875	12/15/38	2,000	2,205,560
Tobacco Settlement Fin. Corp., NJ Rev., Rfdg.,
Ser. 1A	B1	4.500	06/01/23	5,290	4,802,897
Ser. 1A	B1	4.625	06/01/26	5,000	3,999,600
Ser. 1A	B2	4.750	06/01/34	3,000	2,006,850
Ser. 1A	B2	5.000	06/01/41	4,500	2,981,565

					43,689,085

See Notes to Financial Statements.

Prudential Muni High Income Fund	19

Portfolio of Investments

as of October 31, 2011 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

New Mexico 0.8%
Farmington Poll. Ctrl. Rev., Rfdg., Pub. Svc. NM San Juan, Ser. A (Mandatory put date 06/01/20)	Baa3	5.200%	06/01/40	$2,150	$2,210,888
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AA+(b)	5.500	07/01/35	1,110	1,178,509
New Mexico St. Hosp. Equip. Ln. Council Hosp. Rev., Presbyterian Healthcare	Aa3	5.000	08/01/39	1,250	1,271,600

					4,660,997

New York 4.2%
Brooklyn Arena Local Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375	07/15/43	1,250	1,294,863
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec.,
Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR	10.460(h)	06/01/47	5,000	132,850
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR	10.960(h)	06/01/50	4,000	65,160
Long Island Pwr. Auth. Elec. Sys. Rev.,
Ser. A	A3	6.000	05/01/33	1,500	1,686,540
Ser. A	A3	6.250	04/01/33	500	571,910
Metropolitan Transn. Auth. NY Rev., Transn., Ser. A	A2	5.000	11/15/41	1,000	1,031,850
New York City Indl. Dev. Agcy. Rev.,
Civic Fac., Staten Island Univ. Hosp. Proj., Ser. B (Prerefunded 07/01/12)(g)	Baa3	6.375	07/01/31	2,205	2,288,349
Spl. Fac., American Airlines, JFK Int’l. Arpt., A.M.T.	B-(b)	7.500	08/01/16	1,500	1,406,415
Spl. Fac., American Airlines, JFK Int’l. Arpt., A.M.T.	B-(b)	7.750	08/01/31	2,000	1,850,060
Spl. Fac., Terminal One Group Assn. Proj., A.M.T.	A3	5.500	01/01/24	2,450	2,525,092
New York St. Dorm. Auth. Rev.,
Mount Sinai Hosp. Ser. A	A2	5.000	07/01/41	1,250	1,246,075

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

New York (cont’d.)
Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A	Baa1	6.000%	07/01/40	$1,000	$1,042,410
North Shore LI. Jewish Ser. A	A3	5.000	05/01/41	3,550	3,512,192
Orange Reg.-Med. Ctr.	Ba1	6.250	12/01/37	1,500	1,493,205
Port Auth. of NY & NJ Spl. Oblig. Rev.,
JFK Intl. Air Terminal	Baa3	5.000	12/01/20	500	510,595
JFK Intl. Air Terminal	Baa3	6.000	12/01/42	2,500	2,614,300
Suffolk Cnty. Indl. Dev. Agcy. Rev., Keyspan, Port Jefferson, A.M.T.	Baa1	5.250	06/01/27	1,500	1,504,215

					24,776,081

North Carolina 0.3%
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev., Ser. C	Baa1	6.750	01/01/24	1,000	1,186,250
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge, Proj., Ser. A	NR	6.000	01/01/39	750	706,920

					1,893,170

North Dakota 0.3%
Ward Cnty. Healthcare Facs. Rev., Trinity Oblig. Rfdg., Group B	BBB+(b)	6.250	07/01/21	1,870	1,872,525

Ohio 4.0%
Buckeye Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo,
Ser. A-2	B3	5.125	06/01/24	6,200	4,760,856
Ser. A-2	B3	5.375	06/01/24	2,995	2,358,173
Ser. A-2	B3	5.875	06/01/30	3,500	2,635,745
Ser. A-2	B3	5.875	06/01/47	1,000	707,060
Ser. A-2	B3	6.500	06/01/47	2,500	1,941,950
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa3	7.500	01/01/30	2,930	2,944,445
Cnty. of Hancock, Ohio Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Ser. A	A3	6.250	12/01/34	600	639,582
Lucas Cnty. Hosp. Rev., Rfdg.,
Promedica Healthcare, Ser. A	Aa3	6.000	11/15/41	750	819,765

See Notes to Financial Statements.

Prudential Muni High Income Fund	21

Portfolio of Investments

as of October 31, 2011 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Ohio (cont’d.)
Promedica Healthcare, Ser. A	Aa3	6.500%	11/15/37	$875	$996,118
Montgomery Cnty. Ohio Rev., Miami Valley Hosp., Ser. A	Aa3	6.250	11/15/39	1,500	1,568,550
Ohio St. Air Quality Dev. Auth. Rev., Poll. FirstEngery Generation,
Ser. A	Baa2	5.700	02/01/14	1,500	1,618,395
Ser. C	Baa2	5.625	06/01/18	500	554,685
Ohio St. Wtr. Dev. Auth. Rev.,
Allied Solid Wste. N.A., Inc., Ser. A, A.M.T.	BBB(b)	5.150	07/15/15	1,250	1,277,112
FirstEnergy Generation, Ser. A (Mandatory put date 06/01/16)	Baa2	5.875	06/01/33	500	558,140

					23,380,576

Oklahoma 0.3%
Tulsa Arpts. Impt. Tr. Gen. Rev., Ser. A	A3	5.375	06/01/24	1,000	1,021,450
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser. A	NR	7.125	11/01/30	1,000	1,033,940

					2,055,390

Pennsylvania 5.7%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Hlth. Sys.,
West Penn, Ser. A	B2	5.000	11/15/17	3,975	3,864,018
West Penn, Ser. A	B2	5.000	11/15/28	1,000	833,240
West Penn, Ser. A	B2	5.375	11/15/40	2,000	1,640,940
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj.	Baa1	7.250	07/01/39	1,000	1,096,380
Central Bradford Progress Auth. Rev., Rfdg., Guthrie Healthcare Sys.	AA-(b)	5.375	12/01/41	2,700	2,766,393
Cumberland Cnty. Mun. Auth. Rev.,
Asbury PA Oblig. Grp.	NR	6.125	01/01/45	2,000	1,855,400
Diakon Lutheran	NR	6.375	01/01/39	1,000	1,028,510
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR	5.900	07/01/40	1,000	860,890
Geisinger Auth. Hlth. Sys., Ser. A-1	Aa2	5.125	06/01/41	1,450	1,501,577

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date		Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Pennsylvania (cont’d.)
Northampton Cnty. Gen. Purp. Auth. Hosp. Rev., St. Lukes Hosp. Proj., Ser. A	A3	5.500%	08/15/35		$1,000	$989,440
Pennsylvania Econ. Dev. Fin. Auth.,
Res. Recov. Rfdg., Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Ba1	4.625	12/01/18		4,500	4,330,080
Res. Recov. Rfdg., Sub., Colver Proj., Ser. G, A.M.T.	NR	5.125	12/01/15		1,600	1,572,688
Sew Sludge Disp. Rev., Philadelphia Biosolids	Baa3	6.250	01/01/32		750	787,042
US Airways Grp., Ser. B, Gty. Agmt.	Caa3	8.000	05/01/29		500	519,640
Philadelphia, PA, GO, Ser. B, A.G.M.	Aa3	7.125	07/15/38		1,500	1,688,850
Philadelphia Auth. For Indl. Dev. Rev., Please Touch Museum Proj.	BBB-(b)	5.250	09/01/31		1,500	1,159,425
Somerset Cnty. Hosp. Auth. Rev., GF Somerset Healthcare First Mtge. (original cost $1,106,647; purchased 02/10/97)(d)(f)(i)	NR	4.200	06/01/09	**	1,095	602,009
GF Somerset Healthcare First Mtge. (original cost $8,898,687; purchased 02/10/97)(d)(f)(i)	NR	4.250	06/01/24		8,805	4,840,813
Susquehanna Area Regional Arpt. Auth., A.M.T.	Baa3	6.500	01/01/38		1,500	1,448,160

						33,385,495

Puerto Rico 2.9%
Puerto Rico Comwlth., Rfdg. Pub. Impt., Ser. C, GO	Baa1	6.000	07/01/39		800	830,752
Puerto Rico Comwlth. Govt. Dev. Bank Sr. Notes., Ser. C, A.M.T.	Baa1	5.250	01/01/15		2,000	2,110,100
Puerto Rico Comwlth. Hwy. & Transn. Auth. Hwy. Rev., Ser. CC	A3	5.500	07/01/28		2,500	2,637,150
Puerto Rico Pub. Bldg. Auth. Rev., Govt. Facs., Ser. P	Baa1	6.750	07/01/36		750	837,728
Gtd. Rfdg. Govt. Facs., Ser. M	Baa1	6.000	07/01/20		2,500	2,751,425
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	A3	5.250	07/01/40		2,000	2,016,480

See Notes to Financial Statements.

Prudential Muni High Income Fund	23

Portfolio of Investments

as of October 31, 2011 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Puerto Rico (cont’d.)
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev.,
Cap. Apprec., Ser. A	A1	6.890%(h)	08/01/33	$5,000	$1,316,650
First Sub., Ser. A	A1	5.500	08/01/42	1,500	1,545,975
First Sub., Ser. A	A1	5.750	08/01/37	1,000	1,048,270
First Sub., Ser. A	A1	6.000	08/01/42	1,500	1,617,240

					16,711,770

Rhode Island 0.4%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A	A3	7.000	05/15/39	2,000	2,218,160

South Dakota 0.5%
Educational Enhancement Funding Corp., Tobacco, Ser. B	A3	6.500	06/01/32	2,800	2,853,032

Tennessee 2.4%
Bradley Cnty. Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj., Ser. C	Ba1	6.625	11/01/17	2,000	2,063,700
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev.,
Mountain States Hlth. Alliance	Baa1	6.000	07/01/38	1,000	1,037,500
Rfdg. First Mtge., Mountain States Hlth., Ser. A, NATL	Baa1	6.750	07/01/17	2,000	2,391,520
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Hlth., Ser. A, C.A.B.S.	A-(b)	6.210(h)	01/01/35	1,000	247,560
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev., Group Homes, Inc.	NR	9.500	12/01/19	3,600	3,603,060
Tennessee Energy Acquisition Corp. Gas Rev.,
Ser. C	Baa3	5.000	02/01/18	2,000	2,011,360
Ser. C	Baa3	5.000	02/01/22	1,000	996,750
Ser. C	Baa3	5.000	02/01/25	1,500	1,484,145

					13,835,595

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Texas 13.2%
Alliance Arpt. Auth. Inc. Tex. Spl. Facs. Rev., American Airlines, Inc. Proj., A.M.T.	CCC+(b)	5.750%	12/01/29	$2,500	$1,325,025
Austin Convention Enterprises, Inc., Convention Ctr., Rfdg.,
Second Tier, Ser. B	Ba2	5.750	01/01/24	2,405	2,355,000
Second Tier, Ser. B	Ba2	5.750	01/01/34	1,000	893,650
Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/01/14)	Ca	5.400	10/01/29	1,000	798,520
TXU Energy Co. LLC, Rfdg., A.M.T.	Ca	5.400	05/01/29	2,000	470,560
TXU Energy Rfdg. Elec. Rmkt., A.M.T.	Ca	8.250	10/01/30	3,000	809,880
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt.	Baa2	6.125	04/01/45	2,000	2,054,740
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien	Baa3	5.750	01/01/25	1,000	1,035,470
Sr. Lien	Baa3	6.000	01/01/41	2,000	2,013,380
Clifton Higher Ed. Fin. Corp. Rev., Tejano Ctr. Cmnty.	BBB-(b)	9.000	02/15/38	2,000	2,203,540
Uplift Ed., Ser. A	BBB-(b)	6.125	12/01/40	3,000	3,040,440
Dallas-Fort Worth Int’l. Arpt. Fac. Impvt. Corp. Rev., Rfdg.,
American Airlines, Inc.	Caa2	6.000	11/01/14	3,000	1,830,030
American Airlines, Inc., A.M.T.	CCC+(b)	5.500	11/01/30	2,000	1,060,020
American Airlines, Inc., A.M.T.	Caa2	6.375	05/01/35	3,000	1,649,940
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR	7.125	09/01/34	3,000	2,992,200
Harris Cnty. Indl. Dev. Corp. Solid Wste. Disp. Rev., Deer Park Refining Proj.	A2	5.000	02/01/23	750	797,880
Houston Arpt. Sys. Rev., Rfdg., Sub. Lien, Ser. A, A.M.T.	A(b)	5.000	07/01/25	250	255,172
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	BBB(b)	6.500	05/15/31	1,000	1,061,990

See Notes to Financial Statements.

Prudential Muni High Income Fund	25

Portfolio of Investments

as of October 31, 2011 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
La Vernia Higher Ed. Fin. Corp. Ed. Rev.,
Kipp, Inc., Ser. A	BBB(b)	6.375%	08/15/44	$1,000	$1,059,920
Lifeschools of Dallas, Ser. A	BBB-(b)	7.500	08/15/41	2,000	2,062,580
Lamar Cons. Indpt. Sch. Dist., Rfdg. Sch. House, GO, P.S.F.G.(j)	Aaa	5.000	02/15/21	1,000	1,161,820
Love Field Airport Modernization Corp. Spl. Facs. Rev., Southwest Airlines Co. Proj.	Baa3	5.250	11/01/40	3,500	3,320,555
Lower Colorado Riv. Auth. Rev., Rfdg. & Impt.,
Ser. A (Prerefunded 05/15/15)(g)	A1	7.250	05/15/37	4,905	5,963,695
Ser. A, Unrefunded Balance	A1	7.250	05/15/37	95	104,664
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds Cent. Pwr. & Lt. Co. Proj., Ser. A	Baa2	6.300	11/01/29	1,000	1,074,790
Mission Econ. Dev. Corp. Allied Wste., Inc., Proj. A, A.M.T.	Baa3	5.200	04/01/18	2,000	2,017,600
North Tex. Twy. Auth. Rev., Rfdg.,
First Tier, Ser. A	A2	5.750	01/01/40	3,500	3,646,965
First Tier, Ser. A	A2	6.250	01/01/39	1,500	1,621,020
First Tier, Sys.	A2	6.000	01/01/38	2,000	2,148,520
Second Tier, Ser. F	A3	5.750	01/01/38	2,500	2,574,200
Pharr Higher Ed. Fin. Auth. Ed. Rev., Idea Pub. Sch., Ser. A	BBB+(b)	6.500	08/15/39	1,000	1,030,010
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Ca	6.150	08/01/22	1,000	240,580
San Juan Higher Edu. Fin. Auth. Rev. Idea Pub. Schs., Ser. A	BBB+(b)	6.700	08/15/40	1,000	1,046,040
San Leanna Ed. Facs. Corp. Higher Ed. Rev., Rfdg., Saint Edwards Univ. Proj.	Baa2	4.750	06/01/32	2,750	2,535,830
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp., Hosp. Rev.,
Mirador Proj. Ret. Fac., Temps. 75, Ser. B-1	NR	7.250	11/15/16	1,000	996,630
Stayton At Museum Way Sr. Living Ctr. Proj. Temps., Ser. C-1	NR	7.500	11/15/16	1,000	1,002,340

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Texas Mun. Pwr. Agcy. Rev., NATL, E.T.M., C.A.B.S.(g)	A2	1.170%(h)	09/01/15	$50	$47,808
Texas Mun. Gas Acquisition & Supply Corp.,
Gas Supply Rev., Sr. Lien, Ser. A	Baa1	5.250	12/15/26	3,900	3,722,979
Sr. Lien, Ser. D	Baa1	6.250	12/15/26	2,000	2,110,380
Texas Private Activity Surface Transn. Corp., Sr. Lien,
LBJ Infrastructure	Baa3	7.000	06/30/40	4,670	5,020,670
NTE Mobility Partners	Baa2	6.875	12/31/39	2,000	2,134,060
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.,
Ed. Cosmos Fndtn., Ser. A	BBB(b)	5.375	02/15/37	1,000	931,370
Ed. Cosmos Fndtn., Ser. A	BBB(b)	6.200	02/15/40	1,000	1,017,370
Idea Pub. Sch. Proj., Ser. A, A.C.A.	BBB+(b)	5.000	08/15/30	2,000	1,794,960

					77,034,793

Utah 0.3%
Riverton Utah Hosp. Rev., IHC Hlth. Svcs., Inc.	Aa1	5.000	08/15/41	1,500	1,520,175

Virgin Islands 0.1%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln. Diageo, Ser. A	Baa3	6.750	10/01/37	750	803,265

Virginia 1.1%
Mosaic District Cmnty. Dev. Auth. Rev., Ser. A	NR	6.875	03/01/36	1,250	1,308,975
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., A.M.T.	NR	8.000	09/01/26	4,875	4,879,436

					6,188,411

Washington 1.3%
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev.,
Skagit Valley Hosp.	Baa2	5.375	12/01/22	1,190	1,210,861
Skagit Valley Hosp.	Baa2	5.750	12/01/35	625	607,519

See Notes to Financial Statements.

Prudential Muni High Income Fund	27

Portfolio of Investments

as of October 31, 2011 (Unaudited) continued

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Washington (cont’d.)
Tobacco Settlement Auth. of Washington Rev., Asset Bkd.	A3	6.500%	06/01/26	$2,020	$2,053,168
Washington St. Healthcare Fac. Auth. Rev.,
Overlake Hosp. Med. Ctr.	A3	5.500	07/01/30	1,115	1,134,122
Seattle Childrens Hosp.	Aa3	5.625	10/01/38	1,250	1,324,800
Swedish Hlth. Svcs., Ser. A	A2	6.500	11/15/33	1,000	1,048,090

					7,378,560

Wisconsin 0.5%
Milwaukee Redev. Auth. Redev. Rev., Science Ed. Consortium Proj., Ser. A	BBB-(b)	5.750	08/01/35	1,500	1,295,055
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Beaver Dam Cmnty. Hosp., Inc., Ser. A	NR	6.750	08/15/34	1,250	1,255,012
Eastcastle Place, Inc. Proj.	NR	6.125	12/01/34	1,000	640,580

					3,190,647

Wyoming 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750	07/15/39	500	542,310

Total long-term investments (cost $578,878,069)					569,813,874

SHORT-TERM INVESTMENTS 2.3%

California 0.7%
California St. Economic Recovery,
Var. Ser. C. Rmkt., F.R.D.D.	VMIG1	0.100(c)	07/01/23	2,400	2,400,000
Var. Ser. C. Rmkt., F.R.D.D.	VMIG1	0.110(c)	07/01/23	1,500	1,500,000

					3,900,000

Kansas 0.2%
Wichita Kans. Hosp. Rev.,
Var. Facs. Christi Hlth. VIII, Ser. B-1, F.R.D.D.	A-1+(b)	0.130(c)	11/15/39	600	600,000

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT-TERM INVESTMENTS (Continued)

Kansas (cont’d.)
Var. Facs. Christi. Hlth. III. Ser. B-2, F.R.D.D.	A-1+(b)	0.130%(c)	11/15/39	$900	$900,000

					1,500,000

Texas 1.4%
Dallas Tex. Performing Arts Cultural Facs. Corp. Cultural, Var., Dallas Arts Ctr. Fdtn., Ser. B, F.R.D.D.	VMIG1	0.140(c)	09/01/41	8,135	8,135,000

Total short-term Investments (cost $13,535,000)					13,535,000

Total Investments 99.8% (cost $592,413,069; Note 5)					583,348,874
Other assets in excess of liabilities(k) 0.2%					1,107,698

Net Assets 100.0%					$584,456,572

*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
**	The 2009 bonds remain an outstanding obligation of Somerset. Revised maturity date to be determined.
†	The ratings reflected are as of October 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
(a)	The following abbreviations are used in portfolio descriptions:

144A—Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.C.A.—ACA Financial Guaranty Corp.

A.G.C.—Assured Guaranty Corp.

A.G.M.—Assured Guaranty Municipal Corp.

A.M.B.A.C.—American Municipal Bond Assurance Corp.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.H.L.M.C.—Federal Home Loan Mortgage Corp.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note.

G.N.M.A.—Government National Mortgage Association.

GO—General Obligation.

See Notes to Financial Statements.

Prudential Muni High Income Fund	29

Portfolio of Investments

as of October 31, 2011 (Unaudited) continued

I.D.B.—Industrial Development Bond.

LLC—Limited Liability Corp.

NATL—National Public Finance Guaranty Corp.

NR—Not Rated by Moody’s or Standard & Poor’s.

P.C.R.—Pollution Control Revenue.

P.S.F.G.—Permanent School Fund Guarantee Program.

(b)	Standard & Poor’s Rating.
(c)	Indicates a variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2011.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents issuer in default on interest payments or principal repayments; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $10,405,334. The aggregate value of $5,648,634 is approximately 1.0% of net assets.
(g)	All or partial escrowed to maturity and pre-funded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(h)	Represents zero coupon bond. Rate shown reflects the effective yield on October 31, 2011.
(i)	Represents issuer in default of interest payments or principal repayments; stated rate does not reflect the current yield.
(j)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at October 31, 2011:

Number of Contracts	Type	Expiration Date	Value at October 31, 2011	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Short Positions:
27	5 Year U.S. Treasury Notes	Dec. 2011	$3,310,453	$3,312,512	$2,059
15	10 Year U.S. Treasury Notes	Dec. 2011	1,935,938	1,940,841	4,903
17	U.S. Long Bonds	Dec. 2011	2,363,531	2,361,916	(1,615)

					$5,347

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$583,348,874	$—
Other Financial Instruments*
Futures Contracts	5,347	—	—

Total	$5,347	$583,348,874	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of long-term portfolio holdings, short-term investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2011 was as follows:

Healthcare	28.7%
Corporate Backed I.D.B. & P.C.R.	16.6
Special Tax/Assessment District	9.7
Transportation	8.2
Tobacco	7.7
Education	7.7
Power	5.1
Other	2.8
Short-Term Investments	2.3
General Obligation	2.2
Pre-Refunded	2.2%
Other Muni	1.7
Lease Backed Certificate of Participation	1.4
Solid Waste/Resource Recovery	1.3
Housing	1.1
Water & Sewer	0.9
Tobacco Appropriated	0.2

99.8
Other assets in excess of liabilities	0.2

Net Assets	100.0%

Industry classification is subject to change.

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect

See Notes to Financial Statements.

Prudential Muni High Income Fund	31

Portfolio of Investments

as of October 31, 2011 (Unaudited) continued

of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker—variation margin	$6,962	*	Due to broker—variation margin	$1,615	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended October 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(2,806,091)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$642,958

For the six months ended October 31, 2011, the Fund’s average value at trade date for futures short positions was $14,943,977.

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

OCTOBER 31, 2011	SEMIANNUAL REPORT

Prudential Muni High Income Fund

Statement of Assets and Liabilities

as of October 31, 2011 (Unaudited)

Assets
Unaffiliated investments (cost $592,413,069)	$583,348,874
Cash	31,759
Interest receivable	11,375,389
Receivable for Fund shares sold	3,008,751
Prepaid expenses	8,678

Total assets	597,773,451

Liabilities
Payable for investments purchased	8,274,745
Dividends payable	2,252,591
Payable for Fund shares reacquired	2,194,685
Management fee payable	246,287
Distribution fee payable	165,493
Accrued expenses	95,741
Due to broker—variation margin	65,953
Affiliated transfer agent fee payable	11,447
Deferred trustees’ fees	9,937

Total liabilities	13,316,879

Net assets	$584,456,572

Net assets were comprised of:
Shares of beneficial interest, at par	$611,534
Paid-in capital in excess of par	619,447,235

620,058,769
Undistributed net investment income	5,221,961
Accumulated net realized loss on investment transactions	(31,765,310)
Net unrealized depreciation on investments	(9,058,848)

Net assets, October 31, 2011	$584,456,572

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($377,671,890 ÷ 39,516,568 shares of beneficial interest issued and outstanding)	$9.56
Maximum sales charge (4% of offering price)	0.40

Maximum offering price to public	$9.96

Class B
Net asset value, offering price and redemption price per share ($42,998,306 ÷ 4,496,129 shares of beneficial interest issued and outstanding)	$9.56

Class C
Net asset value, offering price and redemption price per share ($80,444,481 ÷ 8,412,671 shares of beneficial interest issued and outstanding)	$9.56

Class Z
Net asset value, offering price and redemption price per share ($83,341,895 ÷ 8,728,052 shares of beneficial interest issued and outstanding)	$9.55

See Notes to Financial Statements.

Prudential Muni High Income Fund	35

Statement of Operations

Six Months Ended October 31, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$17,610,456

Expenses
Management fee	1,417,797
Distribution fee—Class A	471,957
Distribution fee—Class B	99,344
Distribution fee—Class C	388,179
Transfer agent’s fees and expenses (including affiliated expense of $33,300)	144,000
Custodian’s fees and expenses	57,000
Registration fees	43,000
Reports to shareholders	26,000
Audit fee	17,000
Legal fees and expenses	14,000
Trustees’ fees	12,000
Insurance	6,000
Miscellaneous	6,229

Total expenses	2,702,506
Less: Custodian fee credit (Note 1)	(94)

Net expenses	2,702,412

Net investment income	14,908,044

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on:
Investment transactions	(842,016)
Financial futures transactions	(2,806,091)

(3,648,107)

Net change in unrealized appreciation (depreciation) on:
Investments	24,063,460
Financial futures contracts	642,958

24,706,418

Net gain on investments	21,058,311

Net Increase In Net Assets Resulting From Operations	$35,966,355

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended October 31, 2011	Year Ended April 30, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$14,908,044	$29,592,249
Net realized loss on investment transactions	(3,648,107)	(19,700,712)
Net change in unrealized appreciation (depreciation) on investments	24,706,418	(5,908,311)

Net increase in net assets resulting from operations	35,966,355	3,983,226

Dividends from net investment income (Note 1)
Class A	(9,530,030)	(20,298,461)
Class B	(953,802)	(1,720,876)
Class C	(1,668,896)	(3,514,852)
Class Z	(1,910,945)	(2,664,111)

	(14,063,673)	(28,198,300)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	72,179,995	159,219,574
Net asset value of shares issued in reinvestment of dividends	11,973,076	22,243,706
Cost of shares reacquired	(53,043,757)	(173,682,895)

Net increase in net assets from Fund share transactions	31,109,314	7,780,385

Total increase (decrease)	53,011,996	(16,434,689)

Net Assets:
Beginning of period	531,444,576	547,879,265

End of period(a)	$584,456,572	$531,444,576

(a) Includes undistributed net investment income of:	$5,221,961	$4,377,590

See Notes to Financial Statements.

Prudential Muni High Income Fund	37

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 4—Prudential Muni High Income Fund (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and currently consists of one series: the Prudential Muni High Income Fund. The Fund is a diversified fund.

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the normal close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities

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some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the period may include registration rights under which the Fund may demand registration by the issuers, of which the Fund may bear the cost of such registration. Restricted securities, are valued pursuant to the valuation procedures noted above.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the

Prudential Muni High Income Fund	39

Notes to Financial Statements

(Unaudited) continued

financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures, there is a minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Futures contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund invests in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. The Fund accounts for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.” Interest expense related to the Fund’s liability in connection with the floating rate notes held by third parties is recorded as incurred. The interest expense is

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under the caption “interest expenses and fees related to inverse floaters” in the Fund’s “Statement of Operations” and is also included in the Fund’s expense ratio. For the six-months ended October 31, 2011, the Fund did not enter into any Tender Option Bond Transactions.

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

The Fund’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis as an adjustment to interest income.

Net investment income or loss (other than distribution fees, which are charged directly to the respective Class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend

Prudential Muni High Income Fund	41

Notes to Financial Statements

(Unaudited) continued

date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Federal Income Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested cash earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers for the Fund, occupancy and certain clerical and bookkeeping cost of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets of up to $1 billion and .45% of the average daily net assets in excess of $1 billion. The effective management fee rate was .50% for the six months ended October 31, 2011. The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of

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distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, .50% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through August 31, 2012.

PIMS has advised the Fund that it received $145,444 for Class A shares in front-end sales charges during the six months ended October 31, 2011. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended October 31, 2011, it received $17,121 and $5,056 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PI, PIM and PIMS are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended October 31, 2011, were $125,021,017 and $89,145,812, respectively. Although floating rate daily demand notes are shown as short-term investments in the Portfolio of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchase and sale amounts.

Prudential Muni High Income Fund	43

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and net unrealized depreciation as of October 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$587,989,129	$26,318,402	$(30,958,657)	$(4,640,255)

The difference between book and tax basis were primarily due to the difference between financial and tax reporting with respect to accretion of market discount and other adjustments as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of April 30, 2011 of approximately $30,453,000 of which $11,064,000 expires in 2014 and $19,389,000 expires in 2019. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund has elected to treat post-October capital losses of approximately $2,315,000 as having been incurred on the first day of the following year (April 30, 2012).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% on shares redeemed within the first 12 months after purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A, Class B or Class C to Class Z shares or from Class Z to Class A shares of the Fund. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

During the fiscal year ended April 30, 2010, the Fund received $4,034 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended October 31, 2011:
Shares sold	3,466,531	$32,880,645
Shares issued in reinvestment of dividends	885,751	8,408,605
Shares reacquired	(3,380,013)	(32,065,147)

Net increase (decrease) in shares outstanding before conversion	972,269	9,224,103
Shares issued upon conversion from Class B and Z	105,151	995,821
Shares reacquired upon conversion into Class Z	(1,368,204)	(12,930,987)

Net increase (decrease) in shares outstanding	(290,784)	$(2,711,063)

Year ended April 30, 2011:
Shares sold	7,335,435	$69,288,981
Shares issued in reinvestment of dividends	1,758,634	16,587,816
Shares reacquired	(11,875,666)	(111,167,680)

Net increase (decrease) in shares outstanding before conversion	(2,781,597)	(25,290,883)
Shares issued upon conversion from Class B	418,890	3,977,958
Shares reacquired upon conversion into Class Z	(54,761)	(517,026)

Net increase (decrease) in shares outstanding	(2,417,468)	$(21,829,951)

Prudential Muni High Income Fund	45

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended October 31, 2011:
Shares sold	741,442	$7,039,095
Shares issued in reinvestment of dividends	88,480	840,805
Shares reacquired	(185,615)	(1,754,164)

Net increase (decrease) in shares outstanding before conversion	644,307	6,125,736
Shares reacquired upon conversion into Class A	(102,912)	(975,529)

Net increase (decrease) in shares outstanding	541,395	$5,150,207

Year ended April 30, 2011:
Shares sold	1,505,657	$14,388,514
Shares issued in reinvestment of dividends	151,346	1,426,566
Shares reacquired	(652,356)	(6,115,780)

Net increase (decrease) in shares outstanding before conversion	1,004,647	9,699,300
Shares reacquired upon conversion into Class A	(418,348)	(3,977,958)

Net increase (decrease) in shares outstanding	586,299	$5,721,342

Class C
Six months ended October 31, 2011:
Shares sold	1,200,983	$11,381,562
Shares issued in reinvestment of dividends	139,129	1,321,909
Shares reacquired	(903,328)	(8,548,525)

Net increase (decrease) in shares outstanding	436,784	$4,154,946

Year ended April 30, 2011:
Shares sold	3,159,215	$30,236,469
Shares issued in reinvestment of dividends	257,076	2,423,998
Shares reacquired	(3,008,248)	(28,132,971)

Net increase (decrease) in shares outstanding before conversion	408,043	4,527,496
Shares reacquired upon conversion into Class Z	(15,675)	(146,716)

Net increase (decrease) in shares outstanding	392,368	$4,380,780

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Class Z	Shares	Amount
Six months ended October 31, 2011:
Shares sold	2,199,071	$20,878,693
Shares issued in reinvestment of dividends	147,643	1,401,757
Shares reacquired	(1,125,429)	(10,675,921)

Net increase (decrease) in shares outstanding before conversion	1,221,285	11,604,529
Shares issued upon conversion from Class A	1,369,809	12,930,987
Shares reacquired upon conversion into Class A	(2,129)	(20,292)

Net increase (decrease) in shares outstanding	2,588,965	$24,515,224

Year ended April 30, 2011:
Shares sold	4,787,879	$45,305,610
Shares issued in reinvestment of dividends	191,907	1,805,326
Shares reacquired	(3,013,969)	(28,266,464)

Net increase (decrease) in shares outstanding before conversion	1,965,817	18,844,472
Shares issued upon conversion from Class A and C	70,511	663,742

Net increase (decrease) in shares outstanding	2,036,328	$19,508,214

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The SCA has been renewed on substantially similar terms with an increase in the amount of commitment to $900 million.

The Fund did not utilize the line of credit during the six months ended October 31, 2011.

Note 8. Dividends to Shareholders

Subsequent to the period end and in addition to the monthly dividends paid by the Fund, the Fund declared ordinary income dividends on November 25, 2011 to shareholders of record on November 28, 2011. The ex-dividend date was November 29, 2011. The per share amounts declared were as follows:

Ordinary Income
Class A	$0.006637
Class B	$0.006637
Class C	$0.006637
Class Z	$0.006637

Prudential Muni High Income Fund	47

Notes to Financial Statements

(Unaudited) continued

Note 9. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended October 31,		Year Ended April 30,
	2011(c)		2011	2010		2009(c)		2008	2007(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.18		$9.56	$8.51		$9.82		$10.53	$10.32
Income (loss) from investment operations:
Net investment income	.25		.51	.53		.54		.50	.53
Net realized and unrealized gain (loss) on investment transactions	.37		(.41)	1.03		(1.33)		(.72)	.18
Total from investment operations	.62		.10	1.56		(.79)		(.22)	.71
Less Dividends:
Dividends from net investment income	(.24)		(.48)	(.51)		(.52)		(.49)	(.50)
Capital Contributions (Note 6)	-		-	-	(f)	-		-	-
Net asset value, end of period	$9.56		$9.18	$9.56		$8.51		$ 9.82	$10.53
Total Return(a):	6.78%		1.05%	18.75%		(8.08)%		(2.11)%	6.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$377,672		$365,513	$403,864		$339,959		$388,838	$444,751
Average net assets (000)	$375,514		$398,618	$378,340		$354,290		$411,884	$451,239
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.86%	(g)	.87%	.87%		.87%	(d)	.87% (d)	.89%	(d)
Expenses, excluding distribution and service (12b-1) fees	.61%	(g)	.62%	.62%		.62%	(d)	.62% (d)	.64%	(d)
Net investment income	5.35%	(g)	5.34%	5.77%		6.00%		4.96%	5.00%
For Class A, B, C and Z shares:
Portfolio turnover rate	8%	(e)(h)	24% (e)	26%	(e)	23%	(e)	41%	33%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through August 31, 2012.

(c) Calculated based on average shares outstanding during the period.

(d) The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is .85% and .60% for the year ended April 30, 2009, .84% and .59% for the year ended April 30, 2008 and .85% and .60% for the year ended April 30, 2007, respectively.

(e) The portfolio turnover rate including variable rate demand notes was 16% for the six months ended October 31, 2011, 49% for the year ended April 30, 2011, 51% for the year ended April 30, 2010 and 50% for the year ended April 30, 2009.

(f) Less than $.005 per share.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Muni High Income Fund	49

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended October 31,		Year Ended April 30,
	2011(b)		2011	2010		2009(b)	2008	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.19		$9.57	$8.52		$9.82	$10.53	$10.33
Income (loss) from investment operations:
Net investment income	.24		.47	.50		.51	.49	.50
Net realized and unrealized gain (loss) on investment transactions	.36		(.39)	1.04		(1.31)	(.73)	.18
Total from investment operations	.60		.08	1.54		(.80)	(.24)	.68
Less Dividends:
Dividends from net investment income	(.23)		(.46)	(.49)		(.50)	(.47)	(.48)
Capital Contributions (Note 6)	-		-	-	(d)	-	-	-
Net asset value, end of period	$9.56		$9.19	$9.57		$8.52	$ 9.82	$10.53
Total Return(a):	6.54%		.82%	18.45%		(8.19)%	(2.35)%	6.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$42,998		$36,335	$32,238		$25,820	$42,119	$58,278
Average net assets (000)	$39,522		$35,386	$29,152		$33,111	$50,205	$70,145
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.11%	(e)	1.12%	1.12%		1.12% (c)	1.12% (c)	1.14%	(c)
Expenses, excluding distribution and service (12b-1) fees	.61%	(e)	.62%	.62%		.62% (c)	.62% (c)	.64%	(c)
Net investment income	5.10%	(e)	5.11%	5.52%		5.66%	4.70%	4.74%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is 1.10% and .60% for the year ended April 30, 2009, 1.09% and .59% for the year ended April 30, 2008 and 1.10% and .60% for the year ended April 30, 2007, respectively.

(d) Less than $.005 per share.

(e) Annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended October 31,		Year Ended April 30,
	2011(c)		2011	2010		2009(c)	2008	2007(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.19		$9.57	$8.51		$9.82	$10.53	$10.33
Income (loss) from investment operations:
Net investment income	.22		.44	.48		.50	.45	.47
Net realized and unrealized gain (loss) on investment transactions	.36		(.40)	1.05		(1.33)	(.72)	.18
Total from investment operations	.58		.04	1.53		(.83)	(.27)	.65
Less Dividends:
Dividends from net investment income	(.21)		(.42)	(.47)		(.48)	(.44)	(.45)
Capital Contributions (Note 6)	-		-	-	(e)	-	-	-
Net asset value, end of period	$9.56		$9.19	$9.57		$8.51	$ 9.82	$10.53
Total Return(a):	6.27%		.39%	18.33%		(8.51)%	(2.59)%	6.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$80,445		$73,273	$72,570		$36,474	$27,097	$30,256
Average net assets (000)	$77,214		$79,419	$54,768		$30,512	$28,247	$28,519
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.61%	(f)	1.54%	1.37%		1.37% (d)	1.37% (d)	1.39%	(d)
Expenses, excluding distribution and service (12b-1) fees	.61%	(f)	.62%	.62%		.62% (d)	.62% (d)	.64%	(d)
Net investment income	4.60%	(f)	4.67%	5.25%		5.61%	4.46%	4.50%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through August 31, 2010.

(c) Calculated based on average shares outstanding during the period.

(d) The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is 1.35% and .60% for the year ended April 30, 2009, 1.34% and .59% for the year ended April 30, 2008 and 1.35% and .60% for the year ended April 30, 2007, respectively.

(e) Less than $.005 per share.

(f) Annualized.

See Notes to Financial Statements.

Prudential Muni High Income Fund	51

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended October 31,		Year Ended April 30,
	2011(b)		2011	2010		2009(b)	2008	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.17		$9.56	$8.50		$9.81	$10.52	$10.31
Income (loss) from investment operations:
Net investment income	.27		.53	.55		.57	.53	.55
Net realized and unrealized gain (loss) on investment transactions	.36		(.41)	1.05		(1.33)	(.72)	.19
Total from investment operations	.63		.12	1.60		(.76)	(.19)	.74
Less Dividends:
Dividends from net investment income	(.25)		(.51)	(.54)		(.55)	(.52)	(.53)
Capital Contributions (Note 6)	-		-	-	(d)	-	-	-
Net asset value, end of period	$9.55		$9.17	$9.56		$8.50	$ 9.81	$10.52
Total Return(a):	6.93%		1.20%	19.22%		(7.81)%	(1.86)%	7.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$83,342		$56,323	$39,207		$19,842	$10,037	$9,878
Average net assets (000)	$71,787		$49,605	$27,751		$12,544	$9,246	$9,335
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.61%	(e)	.62%	.62%		.62% (c)	.62% (c)	.64%	(c)
Expenses, excluding distribution and service (12b-1) fees	.61%	(e)	.62%	.62%		.62% (c)	.62% (c)	.64%	(c)
Net investment income	5.59%	(e)	5.62%	6.00%		6.50%	5.22%	5.25%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is .60% and .60% for the year ended April 30, 2009, .59% and .59% for the year ended April 30, 2008 and .60% and .60% for the year ended April 30, 2007, respectively.

(d) Less than $.005 per share.

(e) Annualized.

See Notes to Financial Statements.

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Approval of Advisory Agreements (Unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of the Prudential Muni High Income Fund (the “Fund”)1 consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 6-8, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five- and 10-year periods ending December 31, 2010, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its

[1]	The Prudential Muni High Income Fund is the sole series of Prudential Investment Portfolios 4.

Prudential Muni High Income Fund

Approval of Advisory Agreements (continued)

shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2011.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports

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from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper High Yield Municipal Debt Funds Performance Universe) was in the first quartile over the three-year period, and in the second quartile over the one-, five- and 10-year periods. The Board also noted that the Fund outperformed or performed competitively against its benchmark index over all periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, waivers or expense caps) and total expenses both ranked in the Expense Group’s third quartile. The Board noted PI’s explanation that the Fund’s actual management fee and total expenses were both less than 1 basis point from the median of all funds included in the Expense Group. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Prudential Muni High Income Fund

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to the reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Muni High Income Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL MUNI HIGH INCOME FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PRHAX	PMHYX	PHICX	PHIZX
CUSIP	74440M104	74440M203	74440M302	74440M401

MF133E2    0215340-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 4

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	December 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	December 20, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	December 20, 2011